SUBSEQUENT EVENTS (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended									3 Months Ended		1 Months Ended			3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Apr. 30, 2012 6.25%, due 2018	Mar. 31, 2012 6.25%, due 2018	Dec. 31, 2011 6.25%, due 2018	Apr. 30, 2012 8%, due 2020	Mar. 31, 2012 8%, due 2020	Dec. 31, 2011 8%, due 2020	Mar. 31, 2012 Medicare Rural Floor Budget Neutrality Adjustment Settlement Continuing operations	Mar. 31, 2012 Medicare Rural Floor Budget Neutrality Adjustment Settlement Discontinued operations	Apr. 30, 2012 Repurchase of Preferred Stock	Apr. 30, 2012 Repurchase of Preferred Stock 6.25%, due 2018	Apr. 30, 2012 Repurchase of Preferred Stock 8%, due 2020	Mar. 31, 2012 Proposed Sale of Hospital Creighton University Medical Center (CUMC)	Mar. 31, 2012 Proposed Sale of Hospital Creighton University Medical Center (CUMC) Maximum
Subsequent events
Gain on settlement	$ (2)	$ (11)								$ 75	$ 9
Preferred stock, percent of mandatory convertible shares (as a percent)	7.00%		7.00%									7.00%
Preferred stock, 7% mandatory convertible shares retired												298,700
Interest rate, stated percentage				6.25%	6.25%	6.25%	8.00%	8.00%	8.00%
Principal amount of notes issued													141	150
Net operating revenues	56	54													43
Operating income																1
Total assets															167
Working capital included in transaction price															63
Pre-tax non-cash impairment charge															100
Non-cash impairment charge (after tax and after noncontroling interest benefit)															$ 50